Commitments and Contingent Liabilities (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands			6 Months Ended
	Dec. 01, 2020	Feb. 02, 2016	Jun. 30, 2024
Commitments and Contingent Liabilities [Line Items]
Guarantees issued by bank to secure rent payments (in Dollars)			$ 3,115
Aggregate amount rayalty (in Dollars)			$ 5,445
Royalty rate			7.00%
Israeli Innovation Authority [Member]
Commitments and Contingent Liabilities [Line Items]
Interest accrued (in Dollars)			$ 7,041
Althera [Member]
Commitments and Contingent Liabilities [Line Items]
Liabilities assumed (in Dollars)			$ 474
Potential payment (in Dollars)		$ 1,500
HekaBio K.K [Member]
Commitments and Contingent Liabilities [Line Items]
Milestone number of ordinary stock options (in Shares)			271,588
Stock option exercise price (in Dollars per share)			$ 4.42
Minimum [Member]
Commitments and Contingent Liabilities [Line Items]
Royalty rate			3.00%
Maximum [Member]
Commitments and Contingent Liabilities [Line Items]
Royalty rate			3.50%
Future sales of the developed products [Member] | Israeli Innovation Authority [Member]
Commitments and Contingent Liabilities [Line Items]
Royalty payment as a percentage of grants			100.00%
Future gross revenues [Member] | Althera [Member]
Commitments and Contingent Liabilities [Line Items]
Royalty rate		2.00%
Net sales of all of the Company’s products [Member] | Ramot [Member]
Commitments and Contingent Liabilities [Line Items]
Royalty rate			2.50%
Net sales of Company products sold by the Company’s licensees [Member]
Commitments and Contingent Liabilities [Line Items]
Royalty payment as a percentage of grants			0.65%
Reimbursement price [Member] | HekaBio K.K [Member]
Commitments and Contingent Liabilities [Line Items]
Royalty rate			3.50%
Distribution receipts [Member] | HekaBio K.K [Member]
Commitments and Contingent Liabilities [Line Items]
Royalty rate			10.00%
Sales Of Alpha Radiation Products [Member] | Bgn Technologies [Member]
Commitments and Contingent Liabilities [Line Items]
Royalty rate			0.75%
Sales Of Product Containing Intellectual Property [Member] | Bgn Technologies [Member]
Commitments and Contingent Liabilities [Line Items]
Royalty rate			1.50%
License revenues to jointly developed intellectual property [Member] | Bgn Technologies [Member]
Commitments and Contingent Liabilities [Line Items]
Royalty rate			4.00%
License revenues that relate to intellectual property [Member] | Bgn Technologies [Member]
Commitments and Contingent Liabilities [Line Items]
Royalty rate			8.00%
Revenue Generated From Patent [Member] | Cambridge University Hospitals Nhs Trust [Member]
Commitments and Contingent Liabilities [Line Items]
Royalty rate	5.00%
Net Sales Squamous Cell Carcinoma [Member] | Cambridge University Hospitals Nhs Trust [Member]
Commitments and Contingent Liabilities [Line Items]
Royalty rate	2.00%